COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
25.	COMMITMENTS AND CONTINGENCIES

Purchase commitment

As of December 31, 2025, the Group has future minimum purchase commitment related to the purchase of vehicles, research and development services and other operating services. Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2025 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	137,245	20	137,265

Capital commitment

Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2025 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment(i)	15,071	1,237	16,308
(i)Represents the capital commitment on the construction of the Group’s corporate buildings, leasehold improvements,molds and tooling.

Repurchase commitment

The Group has entered into repurchase agreements with a lending institution in connection with its dealers’ wholesale floor-plan financing of vehicles. Pursuant to the agreements, in the event that a dealer has declared the intention to file for bankruptcy, and a lender is able to repossess the vehicle and deliver the repossessed vehicle to the Group, the Group is obligated to repurchase the vehicle from the lender at the unpaid balance of the original invoice price for the vehicle. The Group did not repurchase any vehicles under repurchase agreements since the inception of the repurchase agreements, and the Group believes that, based on historical experience, the likelihood of a material loss pursuant to these repurchase obligations is remote. The total amount financed under the floor financing programs with repurchase obligations was US$90,183 as of December 31, 2025.